Consolidated statements of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing operations:
Profit for the year	$ 2,185	$ 1,953	$ 2,881
Exchange movements on foreign operations and net investment hedges:
Exchange movements arising during the year	233	152	(39)
Related tax		(15)	7
Exchange movements on foreign operations and net investment hedges	233	137	(32)
Unrealised gains arising in the year:
Net unrealised gains (losses) on holdings arising during the year	3,271	4,208	(2,144)
Deduct net gains included in the income statement on disposal and impairment	(554)	(185)	(15)
Total	2,717	4,023	(2,159)
Related change in amortisation of deferred acquisition costs	(41)	(631)	328
Related tax	(581)	(713)	385
Total	2,095	2,679	(1,446)
Gains recycled to the income statement on transfer of debt securities to Athene	(2,817)
Related change in amortisation of deferred acquisition costs	535
Related tax	479
Total	(1,803)
Total valuation movements on available-for-sale debt securities.	292	2,679	(1,446)
Total items that may be reclassified subsequently to profit or loss	525	2,816	(1,478)
Shareholders' share of actuarial gains and losses on defined benefit pension schemes:
Net actuarial (losses) gains on defined benefit pension schemes		(108)	26
Related tax		19	(5)
Total items that will not be reclassified to profit or loss		(89)	21
Total other comprehensive income (loss)	525	2,727	(1,457)
Total comprehensive income for the year from continuing operations	2,710	4,680	1,424
Total comprehensive income from discontinued UK and Europe operations		1,710	537
Total comprehensive income for the year	2,710	6,390	1,961
Attributable to:
Equity holders of the Company From continuing operations	2,657	4,669	1,419
Equity holders of the Company From discontinued operations		1,710	537
Non-controlling interests from continuing operations	53	11	5
Total comprehensive income for the year	$ 2,710	$ 6,390	$ 1,961